Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt
Debt

(5)Debt

Debt is summarized as follows:

	June 30,	December 31,
	2023	2022

	amounts in thousands
Baseball
League wide credit facility	$—	—
MLB facility fund – term	30,000	30,000
MLB facility fund – revolver	43,125	43,700
TeamCo revolver	—	—
Term debt	168,561	171,694
Mixed-Use Development
Credit facilities	35,058	103,163
Term debt	266,069	197,334
Deferred financing costs	(4,118)	(3,925)
Total debt	538,695	541,966
Debt classified as current	(7,205)	(74,806)
Total long-term debt	$531,490	467,160

League Wide Credit Facility

In December 2013, a subsidiary of Braves Holdings executed various agreements to enter into MLB’s League Wide Credit Facility (the “LWCF”). Braves Holdings also established a special purpose Delaware statutory trust, the Braves Club Trust (the “Club Trust”), and transferred, among other things, to the Club Trust its rights to receive distributions of revenue from the National Broadcasting Contracts, which secure borrowings under the LWCF. Pursuant to the terms of a revolving credit agreement, Major League Baseball Trust may borrow from certain lenders, with Bank of America, N.A. acting as the administrative agent. Major League Baseball Trust then uses the proceeds of such borrowings to provide loans to the club trusts of the participating Clubs. Major League Baseball Trust has granted Wells Fargo Bank, National Association, the collateral agent in respect of the LWCF, a first priority lien to secure the borrowings under the LWCF. The maximum amount available to the Club Trust under the LWCF was $125 million as of June 30, 2023. The commitment termination date of the revolving credit facility under the LWCF, which is the repayment date for all amounts borrowed under such revolving credit facility, is July 10, 2026.

Under the LWCF, the Club Trust can request a revolving credit advance in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by the Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Eurodollar loan was one-month LIBOR plus a margin of 1.20% to 1.325%, based on the credit rating of Major League Baseball Trust. The interest rate of a Base Rate loan was the greater of (x) the Federal Funds rate plus 0.50%, (y) the prevailing Prime, and (z) LIBOR plus 1.00%, plus a margin of 0.200% to 0.325%, based on the credit rating of Major League Baseball Trust. Beginning in May 2022, interest based on LIBOR under the LWCF was replaced with interest based on the Secured Overnight Financing Rate (“SOFR”) plus 0.1%.

MLB Facility Fund

In December 2017, a subsidiary of Braves Holdings executed various agreements to enter into the MLB Facility Fund (the “MLBFF”). Braves Holdings also established a special purpose Delaware limited liability company, Braves Facility Fund LLC (“Braves Facility Fund”), and transferred to Braves Facility Fund its rights to receive distributions from the Club Trust, which secure borrowings under the MLBFF. Pursuant to the terms of an indenture, a credit agreement and certain note purchase agreements, Major League Baseball Facility Fund, LLC may borrow from certain lenders. Major League Baseball Facility Fund, LLC then uses the proceeds of such borrowings to provide loans to each of the participating Clubs. Amounts advanced pursuant to the MLBFF are available to fund ballpark and other baseball-related real property improvements, renovations and/or new construction.

Term

In June 2020, Braves Facility Fund converted previous borrowings under a revolving credit advance to a $30 million term note with Major League Baseball Facility Fund, LLC (the “MLB facility fund — term”). Interest is payable on June 10 and December 10 of each year at an annual rate of 3.65%. In each of December 2029 and 2030, $15 million of the term note matures.

Revolver

In May 2021, Braves Facility Fund established a revolving credit commitment with Major League Baseball Facility Fund, LLC (the “MLB facility fund — revolver”). The maximum amount available to Braves Facility Fund under the MLB facility fund — revolver was $43.1 million as of June 30, 2023. The commitment termination date, which is the repayment date for all amounts borrowed under the revolving credit facility of the MLBFF, is July 10, 2026.

Under a credit agreement, Braves Facility Fund can request a revolving credit advance in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by a Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Eurodollar loan was one-month LIBOR plus a margin of 1.275% to 1.400%, based on the credit rating of Major League Baseball Facility Fund, LLC. The interest rate of a Base Rate loan was the greater of (x) the Federal Funds rate plus 0.50%, (y) the prevailing Prime rate, and (z) LIBOR plus 1.00%, plus a margin of 0.275% to 0.400%, based on the credit rating of Major League Baseball Facility Fund, LLC. Beginning in May 2022, interest based on LIBOR under the MLB facility fund — revolver was replaced with interest based on the SOFR plus 0.1%. Borrowings outstanding under the MLB facility fund — revolver bore interest at a rate of 6.52% per annum as of June 30, 2023.

TeamCo Revolver

In September 2016, a subsidiary of Braves Holdings amended a Revolving Credit Agreement (the “TeamCo Revolver”) that provided for revolving commitments of $85 million. Under the agreement, Braves Holdings can request a revolving credit loan in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by a Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Base Rate loan was the greater of (x) the prevailing Prime rate, (y) the prevailing Federal Funds rate plus 0.50%, and (z) LIBOR plus 1.00%, plus a margin of 0.25%. In August 2022, the TeamCo Revolver was amended, increasing the borrowing capacity to $150 million, extending the maturity to August 2029 and replacing the Eurodollar interest rate with SOFR. Under the TeamCo Revolver, Braves Holdings must maintain certain financial covenants, including a fixed-charge coverage ratio and total enterprise indebtedness.

Baseball Term Debt

In August 2016, a subsidiary of Braves Holdings entered into a senior secured permanent placement Note Purchase Agreement for $200 million. The notes bear interest at 3.77% per annum and are scheduled to mature in September 2041. Braves Holdings makes principal and interest payments of $6.4 million each March 30 and September 30. At June 30, 2023, Braves Holdings had borrowings of $167.1 million under the Note Purchase Agreement, net of unamortized debt issuance costs of $1.5 million. Additionally, Braves Holdings must maintain certain financial covenants including debt service coverage ratios.

Mixed-Use Development Credit Facilities

In August 2016, a subsidiary of Braves Holdings entered into a $37.5 million construction loan agreement that matures in November 2024. The proceeds were primarily used to pay the construction costs of an entertainment building adjacent to the Stadium, as well as assist with phase II construction of the Mixed-Use Development. Interest accrues monthly at 4% per annum. Beginning December 15, 2020 and on each month thereafter, Braves Holdings makes principal and interest payments of $179 thousand. At June 30, 2023, Braves Holdings had borrowings outstanding of $35.0 million. Under the construction loan, Braves Holdings must maintain certain financial covenants, including a debt yield ratio.

In December 2022, a subsidiary of Braves Holdings entered into a $112 million construction loan agreement that has an initial maturity date of December 2026. The proceeds of the construction loan agreement will be used to pay the construction costs of an office building adjacent to the Stadium. Loans under the construction loan bear interest at SOFR plus 2.00% per annum (subject to a reduction to 1.80% per annum if certain conditions are met). As of June 30, 2023, there were no borrowings outstanding under the construction loan.

Mixed-Use Development Term Debt

In May 2018, a subsidiary of Braves Holdings refinanced a construction loan with a $95 million Term Loan Agreement. The Term Loan Agreement bears interest at one-month LIBOR plus 1.35% per annum and is scheduled to mature on May 18, 2025. The full principal amount will be due at maturity. At June 30, 2023, Braves Holdings had borrowings of $94.9 million under the Term Loan Agreement, net of unamortized debt issuance costs of $0.1 million. In April 2023, the Term Loan Agreement was amended to change the reference rate on borrowings to the SOFR.

In June 2022, subsidiaries of Braves Holdings refinanced a construction loan agreement that was used to construct an office building within the Mixed-Use Development with a new term loan facility with $125 million in commitments, approximately $22.7 million of which is not available for borrowing as of June 30, 2023, but is expected to be available once certain conditions are met. The term loan agreement bears interest at one-month SOFR plus 2.10% per annum and is scheduled to mature on June 13, 2027. Borrowings outstanding under the term loan bore interest at a rate of 7.24% as of June 30, 2023. Approximately $2 million of annual principal payments commence in July 2024. At June 30, 2023, Braves Holdings had borrowings outstanding of $101.4 million under the term loan facility, net of unamortized debt issuance costs of $0.9 million.

In May 2023, a subsidiary of Braves Holdings refinanced an $80 million construction loan agreement that was used to construct the retail portion of the Mixed-Use Development with a new term loan with $80 million in commitments, approximately $11.3 million of which is not available for borrowing as of June 30, 2023, but is expected to be available once certain conditions are met. The term loan agreement bears interest at daily simple SOFR plus 2.50% per annum and is scheduled to mature on May 18, 2028. Monthly principal payments commence in June 2026. At June 30, 2023, Braves Holdings had borrowings outstanding of $68.1 million, net of unamortized debt issuance costs of $0.6 million.

Fair Value of Debt

Due to the variable rate nature of the LWCF, MLB facility fund — revolver, TeamCo Revolver and the Mixed-Use Development term debt, the Company believes that the carrying amount of such debt approximates fair value at June 30, 2023.  The estimated fair value of the senior secured permanent placement notes was $145.4 million as of June 30, 2023, based on current U.S. treasury rates for similar financial instruments.

Debt Covenants

As of June 30, 2023, Braves Holdings was in compliance with all financial debt covenants.

Interest Rate Swaps (Level 2)

In May 2018, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $95 million, maturing on May 5, 2025. As of June 30, 2023 and December 31, 2022, the fair value of the interest rate swap was $3.6 million and $3.4 million, respectively.

In August 2019, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $100 million, maturing on March 8, 2023. Effective April 1, 2020, the notional amount began at $25 million and increased over time to $100 million as of August 1, 2020. As of December 31, 2022, the fair value of the interest rate swap was $855 thousand.

In May 2022, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $100 million maturing on June 1, 2025. The interest rate swap became effective in March 2023. As of June 30, 2023 and December 31, 2022, the fair value of the interest rate swap was $3.8 million and $2.9 million, respectively.

In June 2023, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $64 million maturing on May 18, 2028. The interest rate swap became effective in June 2023. As of June 30, 2023, the fair value of the interest rate swap was $0.6 million.

Interest rate swaps are included within other assets as of June 30, 2023 and other current assets and other assets as of December 31, 2022 in the condensed combined balance sheets and changes in the fair value of the interest rate swaps are recorded to realized and unrealized gains (losses) on financial instruments, net in the condensed combined statements of operations.

(5)Debt

Debt is summarized as follows:

	December 31,
	2022	2021

	amounts in thousands
Baseball
League wide credit facility	$—	100,000
MLB facility fund – term	30,000	30,000
MLB facility fund – revolver	43,700	46,000
TeamCo revolver	—	20,000
Term debt	171,694	233,286
Mixed-Use Development
Credit facilities	103,163	175,618
Term debt	197,334	95,000
Deferred financing costs	(3,925)	(3,201)
Total debt	541,966	696,703
Debt classified as current	(74,806)	(11,685)
Total long-term debt	$467,160	685,018

League Wide Credit Facility

In December 2013, a subsidiary of Braves Holdings executed various agreements to enter into MLB’s League Wide Credit Facility (the “LWCF”). Braves Holdings also established a special purpose Delaware statutory trust, the Braves Club Trust (the “Club Trust”), and transferred, among other things, to the Club Trust its rights to receive distributions of revenue from the National Broadcasting Contracts, which secure borrowings under the LWCF. Pursuant to the terms of a revolving credit agreement, Major League Baseball Trust may borrow from certain lenders, with Bank of America, N.A. acting as the administrative agent. Major League Baseball Trust then uses the proceeds of such borrowings to provide loans to the club trusts of the participating Clubs. Major League Baseball Trust has granted Wells Fargo Bank, National Association, the collateral agent in respect of the LWCF, a first priority lien to secure the borrowings under the LWCF. The maximum amount available to the Club Trust under the LWCF was $125 million as of December 31, 2022. The commitment termination date of the revolving credit facility under the LWCF, which is the repayment date for all amounts borrowed under such revolving credit facility, is July 10, 2026.

Under the LWCF, the Club Trust can request a revolving credit advance in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by the Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Eurodollar loan was one-month LIBOR plus a margin of 1.20% to 1.325%, based on the credit rating of Major League Baseball Trust. The interest rate of a Base Rate loan was the greater of (x) the Federal Funds rate plus 0.50%, (y) the prevailing Prime, and (z) LIBOR plus 1.00%, plus a margin of 0.200% to 0.325%, based on the credit rating of Major League Baseball Trust. Beginning in May 2022, interest based on LIBOR under the LWCF was replaced with interest based on the Secured Overnight Financing Rate (“SOFR”) plus 0.1%. Borrowings outstanding under the LWCF bore interest at a rate of 5.7% and 1.3% per annum as of December 31, 2022 and 2021, respectively.

MLB Facility Fund

In December 2017, a subsidiary of Braves Holdings executed various agreements to enter into the MLB Facility Fund (the “MLBFF”). Braves Holdings also established a special purpose Delaware limited liability company, Braves Facility Fund LLC (“Braves Facility Fund”), and transferred to Braves Facility Fund its rights to receive distributions from the Club Trust, which secure borrowings under the MLBFF. Pursuant to the terms of an indenture, a credit agreement and certain note purchase agreements, Major League Baseball Facility Fund, LLC may borrow from certain lenders. Major League Baseball Facility Fund, LLC then uses the proceeds of such borrowings to provide loans to each of the participating Clubs. Amounts advanced pursuant to the MLBFF are available to fund ballpark and other baseball-related real property improvements, renovations, and/or new construction.

Term

In June 2020, Braves Facility Fund converted previous borrowings under a revolving credit advance to a $30 million term note with Major League Baseball Facility Fund, LLC (the “MLB facility fund — term”). Interest is payable on June 10 and December 10 of each year at an annual rate of 3.65%. In each of December 2029 and 2030, $15 million of the term note matures.

Revolver

In May 2021, Braves Facility Fund established a revolving credit commitment with Major League Baseball Facility Fund, LLC (the “MLB facility fund — revolver”). The maximum amount available to Braves Facility Fund, LLC under the MLB facility fund — revolver was $43.7 million as of December 31, 2022. The commitment termination date, which is the repayment date for all amounts borrowed under the revolving credit facility of the MLBFF, is July 10, 2026.

Under a credit agreement, Braves Facility Fund can request a revolving credit advance in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by a Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Eurodollar loan was one-month LIBOR plus a margin of 1.275% to 1.400%, based on the credit rating of Major League Baseball Facility Fund, LLC. The interest rate of a Base Rate loan was the greater of (x) the Federal Funds rate plus 0.50%, (y) the prevailing Prime rate, and (z) LIBOR plus 1.00%, plus a margin of 0.275% to 0.400%, based on the credit rating of Major League Baseball Facility Fund, LLC. Beginning in May 2022, interest based on LIBOR under the MLB facility fund — revolver was replaced with interest based on the SOFR plus 0.1%. Borrowings outstanding under the MLB facility fund — revolver bore interest at a rate of 5.73% and 1.38% per annum as of December 31, 2022 and 2021, respectively.

TeamCo Revolver

In July 2014, a subsidiary of Braves Holdings entered into a Revolving Credit Agreement (the “TeamCo Revolver”). In September 2016, Braves Holdings amended the TeamCo Revolver to provide for revolving commitments of $85 million. In March 2018, Braves Holdings amended the agreement to extend the commitment termination date to March 27, 2023. Under the agreement, Braves Holdings can request a revolving credit loan in the form of a Eurodollar or Base Rate loan. Each loan bears interest on the unpaid principal amount from the date made through maturity at a rate determined by a Eurodollar or Base Rate, plus an applicable margin. The interest rate of a Base Rate loan was the greater of (x) the prevailing Prime rate, (y) the prevailing Federal Funds rate plus 0.50%, and (z) LIBOR plus 1.00%, plus a margin of 0.25%. In August 2022, the TeamCo Revolver was amended, increasing the borrowing capacity to $150 million, extending the maturity to August 2029 and replacing the Eurodollar interest rate with SOFR. Borrowings outstanding under the TeamCo Revolver bore interest at a rate of 5.73% and 1.35% and per annum as of

December 31, 2022 and 2021, respectively. Under the TeamCo Revolver, Braves Holdings must maintain certain financial covenants, including a fixed-charge coverage ratio and total enterprise indebtedness.

Baseball Term Debt

In August 2016, a subsidiary of Braves Holdings entered into a senior secured permanent placement Note Purchase Agreement for $200 million. The notes bear interest at 3.77% per annum and are scheduled to mature in September 2041. Braves Holdings makes principal and interest payments of $6.4 million each March 30 and September 30. At December 31, 2022 and 2021, Braves Holdings had borrowings of $170.1 million and $176.1 million under the Note Purchase Agreement, net of unamortized debt issuance costs of $1.6 million and $1.7 million, respectively. Additionally, Braves Holdings must maintain certain financial covenants, including debt service coverage ratios.

In October 2017, a subsidiary of Braves Holdings entered into a senior secured Floating Rate Note Purchase Agreement for $75 million. The floating rate notes bear interest at three-month LIBOR plus 1.70% per annum and are scheduled to mature in September 2029. On each calendar quarter-end, Braves Holdings repays $1.2 million of principal, with the remaining balance due at maturity. At December 31, 2021, Braves Holdings had borrowings of $55.1 million under the Floating Rate Note Purchase Agreement, net of unamortized debt issuance costs of $357 thousand. During August 2022, the Floating Rate Note Purchase Agreement was repaid in full with borrowings under the TeamCo Revolver.

Mixed-Use Development Credit Facilities

In March 2019, a subsidiary of Braves Holdings amended a construction loan agreement, increasing the principal available to $81 million. The increased availability was primarily used to construct phase II of the retail portion of the Mixed-Use Development. Interest accrues monthly at one-month LIBOR plus 2.50% per annum. If rental income results in a debt service coverage ratio of 1.30:1.00, the rate drops to one-month LIBOR plus 2.35% per annum. The loan was scheduled to mature in March 2023. At December 31, 2022 and 2021, Braves Holdings had borrowings outstanding of $67.7 million and $67.5 million, net of unamortized debt issuance costs of $33 thousand and $229 thousand, respectively. Beginning in March 2023, interest based on LIBOR under the construction loan agreement was replaced with interest based on the SOFR. Additionally, in March 2023, the maturity of the loan was extended to June 2023.

In August 2016, a subsidiary of Braves Holdings entered into a $37.5 million construction loan agreement that matures in November 2024. The proceeds were primarily used to pay the construction costs of an entertainment building adjacent to the Stadium, as well as assist with phase II construction of the Mixed-Use Development. Interest accrues monthly at 4% per annum. Beginning December 15, 2020 and on each month thereafter, Braves Holdings makes principal and interest payments of $179 thousand. At December 31, 2022 and 2021, Braves Holdings had borrowings outstanding of $35.3 million and $36.0 million, net of unamortized debt issuance costs of $88 thousand and $137 thousand, respectively.

Under the construction loans, Braves Holdings must maintain certain financial covenants, including a debt yield ratio.

Mixed-Use Development Term Debt

In May 2018, a subsidiary of Braves Holdings refinanced a construction loan with a new $95 million Term Loan Agreement. The Term Loan Agreement bears interest at one-month LIBOR plus 1.35% per annum and is scheduled to mature on May 18, 2025. The full principal amount will be due at maturity. At December 31, 2022 and 2021, Braves Holdings had borrowings of $94.9 million and $94.8 million under the Term Loan Agreement, net of unamortized debt issuance costs of $133 thousand and $189 thousand, respectively.

In June 2022, subsidiaries of Braves Holdings refinanced a construction loan agreement that was used to construct an office building within the Mixed-Use Development with a new term loan facility with $125 million in commitments, approximately $22.7 million of which is not available for borrowing as of December 31, 2022, but is expected to be available once certain conditions are met. The term loan agreement bears interest at one-month SOFR plus 2.10% per annum and is scheduled to mature on June 13, 2027. Approximately $2 million of annual principal payments commence in July 2024. At December 31, 2022 and 2021, Braves Holdings had borrowings outstanding of $101.3 million and $71.4 million, net of unamortized debt issuance costs of $1.0 million and $305 thousand, respectively.

Five Year Maturities

As of December 31, 2022, the principal maturities of outstanding debt obligations for each of the next five years are as follows (amounts in thousands):

2023	$74,806
2024	$42,647
2025	$104,282
2026	$53,325
2027	$103,256

Fair Value of Debt

Due to the variable rate nature of the LWCF, MLB facility fund — revolver, TeamCo revolver and Mixed-Use Development Credit Facilities, the Company believes that the carrying amount of such debt approximates fair value at December 31, 2022. Based on U.S. treasury rates for a matched maturity, the Company believes the carrying amount of the notes outstanding under the senior secured permanent placement Note Purchase Agreement approximates fair value as of December 31, 2022.

Debt Covenants

As of December 31, 2022, Braves Holdings was in compliance with all financial debt covenants.

Interest Rate Swaps (Level 2)

In May 2018, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $95 million, maturing on May 5, 2025. As of December 31, 2022 and 2021, the fair value of the interest rate swap was an asset of $3.4 million and a liability of $5.6 million, respectively.

In August 2019, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $100 million, maturing on March 8, 2023. Effective April 1, 2020, the notional amount began at $25 million and increased over time to $100 million as of August 1, 2020. As of December 31, 2022 and 2021, the fair value of the interest rate swap was an asset of $855 thousand and a liability of $934 thousand, respectively.

In May 2022, a subsidiary of Braves Holdings entered into an interest rate swap agreement with Truist Bank for a notional amount of $100 million maturing on June 1, 2025. The interest rate swap becomes effective in March 2023. As of December 31, 2022, the fair value of the interest rate swap was an asset of $2.9 million.

Interest rate swaps are included within other current assets and other assets, net as of December 31, 2022 and other noncurrent liabilities as of December 31, 2021, in the combined balance sheets and changes in the fair value of the interest rate swaps are recorded to realized and unrealized gains (losses) on financial instruments, net in the combined statements of operations.